Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests
28.	Noncontrolling Interests

The following table summarizes the noncontrolling interests held by others in the Company’s subsidiaries at December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
BankAtlantic Bancorp	$(7,906)	7,823
Bluegreen	39,489	44,362
Joint ventures	31,693	26,071

Total noncontrolling interests	$63,276	78,256

The following table summarizes the noncontrolling interests (loss) earnings recognized by others with respect to the Company’s subsidiaries for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Noncontrolling interest – Continuing Operations:
BankAtlantic Bancorp	$(13,522)	(85,821)	(127,716)
Woodbridge	—	—	6,008
Bluegreen	15,894	12,077	3,416
Joint ventures	9,206	7,980	(3,002)

	$11,578	(65,764)	(121,294)

Noncontrolling interest – Discontinued Operations:
BankAtlantic Bancorp	$—	(274)	2,592
Woodbridge	—	—	(661)
Bluegreen	(19,814)	(10,301)	(1,248)

	$(19,814)	(10,575)	683

Net loss attributable to noncontrolling interests	$(8,236)	(76,339)	(120,611)